Revenue - Schedule of Contract Liabilities (Details) $ in Millions	6 Months Ended
Sep. 30, 2023 USD ($)
Contract With Customers, Liability [Roll Forward]
Current Contract Liabilities	$ 293
Non- Current Contract Liabilities	807
Balance as of March 31, 2023	1,100
Customer prepayment and billing in advance of performance	117
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(116)
Revenue recognized in the period that was included in the contract liability balance during the period	(73)
Balance as of September 30, 2023	1,028
Current portion of contract liabilities	288
Non-current portion of contract liabilities	$ 740